Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2025
Contingent Liabilities and Commitments [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS

NOTE 8:- CONTINGENT LIABILITIES AND COMMITMENTS

Since 2006, the Company received approximately $6,243 in grants from the Israeli Innovation Authority (IIA). $4,573 of which grants were for research and development of M-001 and $1,670 of which grants were received to support the new CDMO business, out of which grants for $150 were received during 2025.

In exchange for those grants, the Company undertook to pay royalties amounting to 3%-5% on the income deriving from a product (including know-how) which was developed, in whole or in part, directly or indirectly, in the framework of a research and development program that had benefited from IIA support, including any derivatives, and related services thereof. Royalty payments are capped at the amount of the grants received by the Company, plus Annual Interest for a File (as such term is defined in the IIA rules). However, on October 25, 2023, the IIA published a directive concerning changes in royalties to address the expiration of the LIBOR. Under such directive, regarding IIA grants approved by the IIA prior to January 1, 2024 but which are outstanding thereafter, as of January 1, 2024 the annual interest will be calculated at a rate based on 12-month Secured Overnight Financing Rate, the SOFR, or at an alternative rate published by the Bank of Israel plus 0.71513%; and, for grants approved on or following January 1, 2024 the annual interest will be the higher of (i) the 12 months SOFR interest rate, plus 1%, or (ii) a fixed annual interest rate of 4%. The maximum royalty amounts payable by the Company as of December 31, 2025 is approximately $5,244 which represents the total gross amount of grants actually received by the Company from the IIA including accrued interest. As of December 31, 2025, the Company had not paid any royalties to the IIA.

At the time the grants were received and as of December 31, 2025, successful development of the M-001 product was not assured and therefore the company does not currently expect to make any royalty payments to the IIA.

The Company is also subject to various other restrictions pursuant to the grant, including limitations on transferring IP developed with grant funds. In light of the Company’s new strategy, it does not expect these restrictions to be material to its ongoing operations.

On November 2023, The Company announced that the IIA had approved a non-dilutive grant covering 66% of the costs of a $975 project aimed to support our new CDMO business. The grant is neither subject to repayment nor tied to royalty payments of any kind. The grant covers approved expenses required for further developing Scinai’s CDMO service for the 12 months from grant.